Employee benefits	12 Months Ended
Dec. 31, 2020
Employee benefits
Employee benefits
Note 17—Employee benefits
The Company operates defined benefit pension plans, defined

contribution pension plans, and termination
indemnity plans, in accordance with local regulations and

practices. At December 31, 2020, the Company’s

most
significant defined benefit pension plans are in Switzerland as well as in Germany, the

United Kingdom, and the United
States. These plans cover a large portion of the

Company’s employees and provide

benefits to employees in the event of
death, disability,

retirement, or termination of employment. Certain of these plans are multi‑employer plans. The
Company also operates other postretirement benefit plans

including postretirement health care benefits and other
employee‑related benefits for active employees including

long‑service award plans. The measurement date used for the
Company’s employee

benefit plans is December 31. The funding policies of the Company

’s plans are consistent with the
local government and tax requirements.
During 2020, the Company took steps to transfer

the defined benefit pension risks in
three

International
countries to external financial institutions. Two

of these plans were settled entirely for accounting purposes while the
third plan involved the settlement of specific obligations

for certain former employees. In connection with these
transactions, the Company made net payments of $ 309

million and recorded non-operational pension charges

of
$ 520

million which are included in net periodic benefit cost

as curtailments, settlements and special termination benefits.
The Company also made cash payments of $ 143

million and recorded non-operational pension charges

of $
101

million
in 2020 for the settlement of pension obligations in discontinued

operations.
The Company recognizes in its Consolidated Balance Sheets

the funded status of its defined benefit pension
plans, postretirement plans, and other employee‑related

benefits measured as the difference between the

fair value of the
plan assets and the benefit obligation.
Unless otherwise indicated, the following tables include amounts relating to both continuing and discontinued
operations.
Obligations and funded status of the plans
The change in benefit obligation, change in fair value

of plan assets, and funded status recognized in the
Consolidated Balance Sheets were as follows:
Other
Defined pension postretirement
benefits benefits
Switzerland International International
($ in millions) 2020 2019 2020 2019 2020 2019
Benefit obligations at January 1, 4,308 3,993 7,878 7,429 110 120
Service cost 74 76 92 113 1 1
Interest cost 6 15 111 174 3 4
Contributions by plan participants 72 75 12 19 — —
Benefit payments (160) (133) (295) (302) (12) (10)
Settlements (101) (111) (2,542) (102) — —
Benefit obligations of businesses acquired (divested) (765) — (165) (21) (5) —
Actuarial (gain) loss 71 323 214 617 4 (1)
Plan amendments and other — — (64) 9 (3) (5)
Exchange rate differences 365 70 286 (58) — 1
Benefit obligation at December 31,

3,870 4,308 5,527 7,878 98 110
Fair value of plan assets at January 1,

4,189 3,879 6,246 5,866 — —
Actual return on plan assets 191 320 375 689 — —
Contributions by employer 228 91 611 115 12 10
Contributions by plan participants 72 75 12 19 — —
Benefit payments (160) (133) (295) (302) (12) (10)
Settlements (101) (111) (2,542) (102) — —
Plan assets of businesses acquired (divested) (664) — (82) (12) — —
Plan amendments and other — — 62 — — —
Exchange rate differences 378 68 221 (27) — —
Fair value of plan assets at December 31,

4,133 4,189 4,608 6,246 — —
Funded status — overfunded (underfunded) 263 (119) (919) (1,632) (98) (110)
The amounts recognized in "Accumulated other comprehensive

loss" and "Noncontrolling interests" were:
December 31,
2020 2019 2018 2020 2019 2018
Defined pension Other postretirement
($ in millions) benefits benefits
Net actuarial (loss) gain (2,038) (2,782) (2,628) 21 28 30
Prior service credit 75 59 74 11 13 23
Amount recognized in OCI
(1)

and NCI
(2)
(1,963) (2,723) (2,554) 32 41 53
Taxes associated with

amount recognized
in OCI and NCI 374 536 535 — — —
Amount recognized in OCI and NCI, net of tax
(3)
(1,589) (2,187) (2,019) 32 41 53
OCI represent

s

“Accumulated other

comprehensive

loss”.
(2)

NCI represents

“Noncontrolling

interests”.
(3)

NCI, net of tax,

amounted to $
(1)

million, $
(1)

million, and

$
(1)

million at December

31, 2020, 2019

and 2018.
In addition, the following amounts were recognized in

the Company's Consolidated Balance Sheets:
December 31,

2020 2019 2020 2019 2020 2019
Defined pension Other postretirement
benefits benefits
($ in millions) Switzerland International International
Overfunded plans 267 62 92 71 — —
Underfunded plans — current — (78) (22) (295) (9) (14)
Underfunded plans — non-current (4) (103) (989) (1,408) (89) (96)
Funded status - underfunded 263 (119) (919) (1,632) (98) (110)
Amounts reported as assets and
liabilities held for sale — (78) — (277) — (5)
December 31,
($ in millions) 2020 2019
Non-current assets
Overfunded pension plans 359 132
Other employee-related benefits 1 1
Pension and other employee benefits 360 133
December 31,
($ in millions) 2020 2019
Current liabilities
Underfunded pension plans (22) (374)
Underfunded other postretirement benefit plans (9) (14)
Other employee-related benefits (11) (72)
Pension and other employee benefits (42) (460)
Amounts reported as Current

liabilities held for sale
— (424)
December 31,
($ in millions) 2020 2019
Non-current liabilities
Underfunded pension plans (993) (1,510)
Underfunded other postretirement benefit plans (89) (96)
Other employee-related benefits (149) (186)
Pension and other employee benefits (1,231) (1,792)
The accumulated benefit obligation (ABO) for all defined

benefit pension plans was $
9,310

million and
$ 11,981

million at December 31, 2020 and 2019, respectively.

The projected benefit obligation (PBO), ABO and fair
value of plan assets, for pension plans with a PBO in excess of fair value of plan assets or ABO in excess of fair value

of
plan assets, was:
PBO exceeds fair value of plan assets ABO exceeds fair value of plan assets
($ in millions) Switzerland International Switzerland International
December 31, 2020 2019 2020 2019 2020 2019 2020 2019
PBO 13 3,769 5,131 7,346 13 3,769 5,008 7,228
ABO 13 3,769 5,056 7,156 13 3,769 4,942 7,054
Fair value of plan assets 9 3,588 4,120 5,643 9 3,588 4,004 5,537
All of the Company's other postretirement benefit plans

are unfunded.
Components of net periodic benefit cost
Net periodic benefit cost consisted of the following:
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2020 2019 2018 2020 2019 2018 2020 2019 2018
Operational pension cost:
Service cost 74 76 92 92 113 122 1 1 1
Operational pension cost 74 76 92 92 113 122 1 1 1
Non-operational pension cost (credit):
Interest cost 6 15 30 111 174 198 3 4 4
Expected return on plan assets (123) (112) (117) (253) (276) (305) — — —
Amortization of prior service cost (credit) (11) (14) (15) 2 2 1 (2) (5) (5)
Amortization of net actuarial loss 7 — — 109 108 92 (3) (3) (1)
Curtailments, settlements and special
termination benefits 6 11 — 644 27 23 — (10) —
Non-operational pension cost (credit) (115) (100) (102) 613 35 9 (2) (14) (2)
Net periodic benefit cost (41) (24) (10) 705 148 131 (1) (13) (1)
The components of net periodic benefit cost other than

the service cost component are included in the line Non-
operational pension (cost) credit in the income statement.

Net periodic benefit cost includes $
121

million, $
47

million
and $ 45

million in 2020, 2019 and 2018, respectively,

related to discontinued operations.

Assumptions
The following weighted-average assumptions were used

to determine benefit obligations:
December 31,
2020 2019 2020 2019 2020 2019
Defined pension Other postretirement
benefits benefits
(in %) Switzerland International International
Discount rate — 0.2 1.6 2.0 2.1 2.8
Rate of compensation increase

— — 1.0 2.2 0.2 0.2
Rate of pension increase — — 1.4 1.3 — —
Cash balance interest credit rate 1.0 1.0 2.1 1.6 — —
For the Company’s significant

benefit plans, the discount rate used at each measurement

date is set based on a
high-quality corporate bond yield curve (derived based

on bond universe information sourced from reputable third-party index and data providers and rating agencies)

reflecting the timing, amount and currency of the future expected benefit
payments for the respective plan. Consistent discount rates

are used across all plans in each currency zone, based on

the
duration of the applicable plan(s) in that zone. For plans in the other countries, the discount rate is based on high quality corporate or government bond yields applicable in the respective currency, as appropriate

at each measurement date with
a duration broadly consistent with the respective plan’s

obligations.
At the end of 2018, the Company changed the approach

used to calculate the service and interest components
of net periodic benefit cost for its significant benefit plans to provide a more precise measurement of service and interest costs. This change compared to the previous approach

resulted in a net decrease in the service and interest components for benefit cost in 2019. Previously,

the Company calculated the service and interest cost components utilizing a single
weighted-average discount rate derived from the yield

curve used to measure the benefit obligation at the beginning of
the period. The Company has elected to utilize an approach

that discounts the individual expected cash flows using the
applicable spot rates derived from the yield curve over

the projected cash flow period. This change does not affect

the
measurement of our total benefit obligations.
The following weighted‑average assumptions were used

to determine the “Net periodic benefit cost”:
Defined pension Other postretirement
benefits benefits
Switzerland International International
(in %) 2020 2019 2018 2020 2019 2018 2020 2019 2018
Discount rate 0.3 0.8 0.8 1.9 2.8 2.6 2.8 3.9 3.2
Expected long-term rate of return on plan assets 3.0 3.0 3.0 4.3 4.9 4.9 — — —
Rate of compensation increase — — — 2.2 2.4 2.5 0.2 0.2 —
Cash balance interest credit rate 1.0 1.0 1.0 1.6 1.6 1.7 — — —
The “Expected long‑term rate of return on plan assets” is derived for each benefit plan by considering the
expected future long‑term return assumption for each

individual asset class. A single long‑term return assumption is then
derived for each plan based upon the plan’s

target asset allocation.
The Company maintains other postretirement benefit plans,

which are generally contributory with participants’
contributions adjusted annually.

The assumptions used were:
December 31,
2020 2019
Health care cost trend rate assumed for next year 5.9% 6.3%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)
4.9% 5.0%
Year

that the rate reaches the ultimate trend rate
2028 2028
Plan assets
The Company has pension plans in various countries with

the majority of the Company’s

pension liabilities
deriving from a limited number of these countries.
The pension plans are typically funded by regular

contributions from employees and the Company.

These plans
are typically administered by boards of trustees (which include

Company representatives) whose primary responsibilities
include ensuring that the plans meet their liabilities through contributions and investment returns. The boards of trustees have the responsibility for making key investment strategy

decisions within a risk‑controlled framework.
The pension plan assets are invested in diversified por

tfolios that are managed by third‑party asset managers, in
accordance with local statutory regulations, pension plan

rules and the respective plans’ investment guidelines, as
approved by the boards of trustees.
Plan assets are generally segregated from those of the

Company and invested with the aim of meeting the
respective plans’ projected future pension liabilities. Plan assets are measured at fair value at the balance sheet

date.
The boards of trustees manage the assets of the pension

plans in a risk‑controlled manner and assess the risks
embedded in the pension plans through asset/liability management studies. Asset/liability management studies typically
take place every three years. However,

the risks of the plans are monitored on an ongoing basis.
The board of trustees’ investment goal is to maximize the

long‑term returns of plan assets within specified risk
parameters, while considering the future liabilities and liquidity needs of the individual plans. Risk measures taken into
account include the funding ratio of the plan, the

likelihood of extraordinary cash contributions being required, the risk
embedded in each individual asset class, and the plan

asset portfolio as a whole.
The Company’s global

pension asset allocation is the result of the asset allocations of the individual plans,
which are set by the respective boards of trustees. The

target asset allocation of the Company’s

plans on a
weighted‑average basis is as follows:
Target
(in %) Switzerland International
Asset class
Equity 19 16
Fixed income 54 68
Real estate 22 6
Other 5 10
Total 100 100
The actual asset allocations of the plans are in line with the target asset allocations.
Equity securities primarily includes investments in large‑cap and mid‑cap publicly traded companies. Fixed
income assets primarily include corporate bonds

of companies from diverse industries and government bonds.

Both
fixed income and equity assets are invested either

via funds or directly in segregated investment mandates,

and include
an allocation to emerging markets. Real estate consists

primarily of investments in real estate in Switzerland

held in the
Swiss plans. The “Other” asset class includes investments in private equity, hedge

funds, commodities, and cash, and
reflects a variety of investment strategies.
Based on the above global asset allocation and the fair

values of the plan assets, the expected long‑term return
on assets at December 31, 2020, is 3.5

percent. The Company and the local boards of trustees regularly review the
investment performance of the asset classes and individual

asset managers. Due to the diversified nature of the
investments, the Company is of the opinion that no significant concentration of risks exists in its pension fund assets.
At December 31, 2020 and 2019, plan assets include ABB Ltd’s shares (as well as an insignificant amount of
the Company’s debt instruments)

with a total value of $
8

million and $
10

million, respectively.
The fair values of the Company’s

pension plan assets by asset class are presented below.

For further
information on the fair value hierarchy and an overview

of the Company’s valuation

techniques applied, see the “Fair
value measures” section of Note 2.
December 31, 2020
Not subject Total
($ in millions) Level 1 Level 2 to leveling
(1)
fair value
Asset class
Equity
Equity securities 180 5 185
Mutual funds/commingled funds 1,298 1,298
Emerging market mutual funds/commingled

funds
243 243
Fixed income
Government and corporate securities 389 1,415 1,804
Government and corporate—mutual funds/commingled

funds
2,876 2,876
Emerging market bonds—mutual funds/commingled

funds
547 547
Real estate 1,289 1,289
Insurance contracts 50 50
Cash and short-term investments 103 190 293
Private equity 156 156
Hedge funds 1 1
Total 672 6,624 1,446 8,742
December 31, 2019
Not subject Total
($ in millions) Level 1 Level 2 to leveling
(1)
fair value
Asset class
Equity
Equity securities 224 7 231
Mutual funds/commingled funds 1,687 23 1,710
Emerging market mutual funds/commingled

funds
339 339
Fixed income
Government and corporate securities 521 1,013 1,534
Government and corporate—mutual funds/commingled

funds
3,738 31 3,769
Emerging market bonds—mutual funds/commingled

funds
805 805
Real estate 1,433 1,433
Insurance contracts 123 123
Cash and short-term investments 101 152 253
Private equity 211 211
Hedge funds 1 1
Commodities 26 26
Total 846 7,890 1,699 10,435
Amounts relate

to assets measured

using the NAV

practical expedient

which are not

subject to leveling.

The Company applies accounting guidance related to the

presentation of certain investments using the net asset
value (NAV)

practical expedient. This accounting guidance exempts investments using this practical expedient from
categorization within the fair value hierarchy.

Investments measured at NAV

are primarily non exchange-traded
commingled or collective funds in private equity and

real estate where the fair value of the underlying assets is determined by the investment manager.

Investments in private equity can never be redeemed, but

instead the funds will
make distributions through liquidation of the underlying

assets. Total unfunded

commitments for the private equity
funds were approximately $ 115

million at December 31, 2020. The real estate funds are

typically subject to a lock-in
period of up to three years after subscribing. After this

period, the real estate funds typically offer a redemption

notice of
three to twelve months.
Contributions
Employer contributions were as follows:
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2020 2019 2020 2019 2020 2019
Total contributions

to defined benefit pension
and other postretirement benefit plans 228 91 611 115 12 10
Of which, discretionary contributions to

defined benefit pension plans 152 2 520 8 — —
In 2020, total contributions included non‑cash contributions totaling

$
224

million of available‑for‑sale debt
securities to certain of the Company’s

pension plans in Switzerland and the United Kingdom. The

contributions in 2019
and 2018 were not significant.
The Company expects to contribute approximately

$
156

million, including $
35

million in discretionary
contributions, to its defined benefit pension plans in 2021.

Of these discretionary contributions, $
14

million are expected
to be non‑cash contributions. The Company expects to

contribute approximately $
9

million to its other postretirement
benefit plans in 2021.
The Company also contributes to a number of defined

contribution plans. The aggregate expense for these
plans in continuing operations was $ 205

million, $
190

million and $
186

million in 2020, 2019 and 2018, respectively.
Contributions to multi‑employer plans were not significant

in 2020, 2019 and 2018.

Estimated future benefit payments
The expected future cash flows to be paid by the

Company’s plans in respect of pension

and other
postretirement benefit plans at December 31, 2020, are

as follows:
Defined pension Other postretirement
benefits benefits
($ in millions) Switzerland International International
2021 347 314 9
2022 235 264 9
2023 219 257 8
2024 209 261 8
2025 200 264 7
Years

2026 - 2030
877 1,308 29